SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Repayment from a related party			$ 160,100
Net loan from related parties			2,360,000
Total shareholder debts converted to capital contribution			24,300,000
Total NCI subscription receivables transferred to the Company			22,955
Coalville Holdings Limited [Member]
Related Party Transaction [Line Items]
Repayment from a related party			160,100
Maderic Holding Limited [Member]
Related Party Transaction [Line Items]
Loan from a related party		3,800,000	4,500,000
Repayment to related parties		(3,800,000)	(2,140,000)
Total shareholder debts converted to capital contribution			21,150,000
HFO Investment Group Limited [Member]
Related Party Transaction [Line Items]
Total shareholder debts converted to capital contribution			3,150,000
Mr. Ignatius Indiarto (HNE) [Member]
Related Party Transaction [Line Items]
Total NCI subscription receivables transferred to the Company			7,750
Mr. Mirza F. Said (HNE) [Member]
Related Party Transaction [Line Items]
Total NCI subscription receivables transferred to the Company			7,455
Mr. Mirza F. Said (CNE) [Member]
Related Party Transaction [Line Items]
Total NCI subscription receivables transferred to the Company			$ 7,750